ORGANIZATION AND PRINCIPAL ACTIVITIES (Tables)	12 Months Ended
Dec. 31, 2020
ORGANIZATION AND PRINCIPAL ACTIVITIES
Schedule of Subsidiaries and VIEs

		Date of	Percentage
	Place of incorporation	incorporation/acquisition	of ownership
Major subsidiaries of the Company:
Hong Kong Zepp Holding Limited (“Zepp HK”)	Hong Kong (“HK”)	December 23, 2014	100%
ZEPP, INC. (“Zepp Inc”)	United States of America (“U.S.”)	January 15, 2015	100%
Beijing ShunYuan KaiHua Technology Co., Ltd. (“Shun Yuan”)	PRC	February 25, 2015	100%
Huami (Shenzhen) Information Technology Co., Ltd.	PRC	December 7, 2015	100%
Anhui Huami Intelligent Technology Co., Ltd. (“Huami Intelligent”)	PRC	December 28, 2015	100%
Huami North America Inc. ("HNA")	U.S.	June 16, 2016	100%
Galaxy Trading Platform Limited ("Galaxy")	HK	May 8, 2019	100%
Zepp Europe Holding B.V.	Netherlands	June 11, 2020	100%
Variable interest entities of the Company:
Anhui Huami	PRC	December 27, 2013	Consolidated VIE
Beijing Huami	PRC	July 11, 2014	Consolidated VIE
Major subsidiaries of Anhui Huami:
Anhui Huami Healthcare Co., Ltd.	PRC	December 5, 2016	VIE’s subsidiary

Schedule of Financial Statement Amounts and Balances of VIEs

The following financial statement amounts and balances of the VIEs were included in the accompanying consolidated financial statements after the elimination of intercompany balances and transactions within the Group:

	As of December 31,
	2019	2020
	RMB	RMB
Total current assets	3,828,544	3,675,394
Total non-current assets	466,774	593,603
Total assets	4,295,318	4,268,997
Total current liabilities	2,361,906	2,696,059
Total non-current liabilities	183,295	309,741
Total liabilities	2,545,201	3,005,800

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Revenues	3,638,560	5,801,405	6,297,534
Net income	643,239	987,672	751,803

	For the years ended December 31,
	2018	2019	2020
	RMB	RMB	RMB
Net cash provided by operating activities	712,210	478,806	165,512
Net cash used in investing activities	(72,862)	(126,887)	(728,797)
Net cash provided by/(used in) financing activities	(13,221)	(20,000)	564,671